Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Revenue	$ 2,291,586		$ 2,299,785		$ 2,198,151
Expenses:
Direct operating	1,581,721	[1]	1,556,999	[1]	1,492,522	[1]
Marketing	35,293		30,227		24,157
Research and development	13,047		13,082		6,757
General and administrative	190,643		220,293		203,532
Depreciation and other	187,824		189,401		178,333
Amortization of intangible assets	14,654		10,907		5,357
Total expenses	2,023,182		2,020,909		1,910,658
Operating income	268,404		278,876		287,493
Other income (expense), net:
Income (loss) from equity method investments, net	(28,734)		19,928		(5,184)
Interest expense, net	(47,644)		(32,807)		(15,640)
Other, net	(1,185)		(3,599)		(155)
Total other expense, net	(77,563)		(16,478)		(20,979)
Income from continuing operations before income taxes	190,841		262,398		266,514
Income tax expense	(66,164)		(39,710)		(100,211)
Income from continuing operations	124,677		222,688		166,303
Total loss from discontinued operations, net of tax	(18,059)		(47,896)		(16,073)
Net income	106,618		174,792		150,230
Other comprehensive income:
Foreign currency translation adjustment	457	[2],[3]	856	[2],[4]	1,048	[2],[5]
Comprehensive income	$ 107,075		$ 175,648		$ 151,278
Basic earnings (loss) per share:
Continuing operations (in dollars per share)	$ 6.17		$ 8.18		$ 5.49
Discontinued operations (in dollars per share)	$ (0.89)		$ (1.76)		$ (0.53)
Basic earnings per share (in dollars per share)	$ 5.28		$ 6.42		$ 4.96
Diluted earnings (loss) per share:
Continuing operations (in dollars per share)	$ 6.02		$ 7.85		$ 5.17
Discontinued operations (in dollars per share)	$ (0.87)		$ (1.69)		$ (0.50)
Diluted earnings per share (in dollars per share)	$ 5.15		$ 6.16		$ 4.67
Weighted average shares used in basic per share calculations	20,192		27,216		30,305
Weighted average shares used in diluted per share calculations	20,699		28,381		32,174

[1]	“Direct operating” excludes depreciation and other of $125.7 million, $129.1 million and $127.0 million for 2014, 2013 and 2012, respectively.
[2]	Foreign currency translation adjustment had no tax effect in 2014, 2013 and 2012.
[3]	Foreign currency translation adjustment had no tax effect in 2014.
[4]	Foreign currency translation adjustment had no tax effect in 2013.
[5]	Foreign currency translation adjustment had no tax effect in 2012.